Expense Example {- Fidelity Conservative Income Municipal Bond Fund} - 12.31 Fidelity Conservative Income Municipal Bond Fund Retail PRO-11 - Fidelity Conservative Income Municipal Bond Fund - Fidelity Conservative Income Municipal Bond Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 36
3 years	122
5 years	218
10 years	$ 499